Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Bonus Awards	£ 307	£ 335	£ 342
Less: deferral of charge for amounts awarded for current year	(110)	(130)	(133)
Income statement charge for amounts awarded in current year	197	205	209
Add: current year charge for amounts deferred from prior years	127	86	96
Less: forfeiture of amounts deferred from prior years	(25)	(66)	(7)
Income statement charge for amounts deferred from prior years	102	20	89
Income statement charge for bonus awards	£ 299	£ 225	£ 298